Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of shareholders' capital

	Number of Common Shares (000s)	Amount
Balance, December 31, 2022	544,930	$5,499,664
Issued on corporate acquisition (note 4)	311,370	1,326,435
Vesting of share awards	5,892	26,229
Common shares repurchased and cancelled	(40,511)	(325,039)
Balance, December 31, 2023	821,681	$6,527,289
Vesting of share awards	272	1,167
Common shares repurchased and cancelled	(48,363)	(390,977)
Balance, December 31, 2024	773,590	$6,137,479

Schedule of dividends
The following dividends were declared by Baytex during the year ended December 31, 2024:

Record Date	Payable Date	Per Share Amount	Dividend Amount
March 15, 2024	April 1, 2024	$0.0225	$18,494
June 14, 2024	July 2, 2024	0.0225	18,161
September 16, 2024	October 1, 2024	0.0225	17,732
December 16, 2024	January 2, 2025	0.0225	17,598
Total dividends declared			$71,985